Income Taxes (Reconciliation of the differences between PRC statutory income tax rate and the Group's effective income tax rate for PRC operations) (Details) - PRC [Member]	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Income Taxes [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%
Permanent differences	(9.30%)	(2.70%)	(1.70%)
Change in valuation allowance	7.80%	(0.90%)	0.40%
Effect of preferential tax benefits	(11.40%)	(6.30%)	(11.50%)
Uncertain tax positions	3.80%	0.90%	1.30%
Effective income tax rate	15.90%	16.00%	13.50%